STOCK BASED COMPENSATION	9 Months Ended
Dec. 31, 2011
STOCK BASED COMPENSATION

NOTE 12 – STOCK BASED COMPENSATION

Effective April 1, 2011, a warrant to purchase shares was granted to an officer of the Company. The warrant allowed the grantee to purchase 100,000 common shares of the Company at $1.50. The warrant may be exercised any time before the third anniversary of the grant. This was the only compensation granted in either of the nine month periods ending December 31, 2011 or December 31, 2010.

Compensation was recorded at the fair value of the warrant as at the grant date based on the Black-Scholes option pricing model, using the following assumptions:

Expected dividend yield	0%
Average risk-free interest rate	1.19%
Expected life	3 years
Expected volatility	77.1%

Under the fair value method of accounting for stock options (warrants) the Company recorded compensation expense for the six months ending December 31, 2011 of $34,000 ($nil – 2010). This amount has been credited to additional paid in capital.